Inventories	12 Months Ended
Mar. 31, 2025
Classes of current inventories [abstract]
Inventories
14.
Inventories

	As at March 31,
	2024	2025	2025
	(INR)	(INR)	(USD)
Consumables and spares	1,506	2,233	26
Finished goods	—	1,875	22
Emission reduction certificates (recorded as government grants)	183	56	1
Total	1,689	4,164	49